Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	81 Months Ended	82 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000206016
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MetLife Opportunistic High Yield Fund, Institutional Shares
C000206015
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MetLife Opportunistic High Yield Fund, Investor Shares
C000206017
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MetLife Small Company Equity Fund, Institutional Shares
C000206018
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MetLife Small Company Equity Fund, Investor Shares
Without Sales Load [Member] | C000206016
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%	7.25%		6.46%
Without Sales Load [Member] | C000206015
Average Annual Return [Line Items]
Average Annual Return, Percent		6.81%	6.97%		6.19%
Without Sales Load [Member] | C000206017
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%	16.72%	11.65%
Without Sales Load [Member] | C000206018
Average Annual Return [Line Items]
Average Annual Return, Percent		4.33%	16.48%	11.52%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)		2.12%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)		2.12%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	16.81%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	16.81%
Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Average Annual Return, Percent		7.41%	5.55%		5.78%
Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Average Annual Return, Percent		7.41%	5.55%		5.78%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		10.76%	11.56%	10.60%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		10.76%	11.56%	10.60%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.